FINANCIAL INSTRUMENTS, FAIR VALUES AND RISK MANAGEMENT (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Number of customers that constituted more than 10% of commodity sales	six	four	four
Number of customers that constituted more than 10% of accounts receivable	four	five
Borrowing capacity under credit facility	$ 170.2
Increase (decrease) in the net loss before tax due to 10% strengthening (weakening) of US dollar	7.9	$ 13.5	$ 12.0
Increase (decrease) In interest expense due to 1% increase (decrease) in interest rates	$ 1.1	$ 1.1	$ 2.4